Investment Strategy	Jan. 26, 2026
VistaShares HRVD Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Harvard Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Harvard Management Company (“HMC”), the manager of Harvard University’s endowment and related financial assets. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index, but it will not strictly replicate the Index, as the Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, VistaShares: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index, but which have been publicly disclosed as holdings by HMC. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within HMC’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect HMC’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in HMC’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in HMC’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by HMC. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH HARVARD MANAGEMENT COMPANY.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Harvard Management Company. Moreover, Harvard Management Company did not participate in the development of the Fund’s investment strategy. Harvard Management Company does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Harvard Management Company does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Harvard Management Company.

The publicly disclosed investments of Harvard Management Company on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of Harvard Management Company, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of Harvard Management Company. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 HRVD Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate cash distributions based on a targeted annual cash distribution level of 15% (the “Annual 15% Target”), and secondarily, long-term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Harvard Select Index (the “Index Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve the Annual 15% Target.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares Harvard Select Index (the “Index”) and its Options Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by HMC (defined below). In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Harvard Management Company (“HMC”), the manager of Harvard University’s endowment and related financial assets.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within HMC’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect HMC’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in HMC’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in HMC’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet the Annual 15% Target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by HMC. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet the Annual 15% Target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly or more frequent basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1.3% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for a particular Underlying Security. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 15% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1.3% per month. The Fund has also established a target annual cash distribution level of approximately 15% of its net asset value (the “Annual 15% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.3%, which, when annualized, correspond to the Annual 15% Target. The Annual 15% Target is not a guarantee, nor does it represent a 15% yield or a 15% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 15% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 15% Target in any year.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH HARVARD MANAGEMENT COMPANY.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Harvard Management Company. Moreover, Harvard Management Company. did not participate in the development of the Fund’s investment strategy. Harvard Management Company does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Harvard Management Company does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Harvard Management Company.

The publicly disclosed investments of Harvard Management Company on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of Harvard Management Company, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of Harvard Management Company. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares GATE Endowment Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Gates Foundation Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of the Gates Foundation Trust (“Gates Foundation”), a private foundation established to manage the investment assets for the Bill & Melinda Gates Foundation, and receive significant gifts, such as those from Warren Buffett, and to financially support the Gates Foundation’s charitable activities. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index, but it will not strictly replicate the Index, as the Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, VistaShares: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index, but which have been publicly disclosed as holdings by Gates Foundation. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the Gates Foundation’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect the Gates Foundation’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in the Gates Foundation’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the Gates Foundation’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by the Gates Foundation. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE GATES FOUNDATION TRUST.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Gates Foundation Trust. Moreover, the Gates Foundation Trust did not participate in the development of the Fund’s investment strategy. The Gates Foundation Trust does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Gates Foundation Trust does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Gates Foundation Trust.

The publicly disclosed investments of the Gates Foundation on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of the Gates Foundation, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of the Gates Foundation Trust. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 GATE Endowment Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate cash distributions based on a targeted annual cash distribution level of 15% (the “Annual 15% Target”), and secondarily, long-term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Gates Foundation Select Index (the “Index Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve the Annual 15% Target.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares Gates Foundation Select Index (the “Index”) and its Options Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by the Gates Foundation (defined below). In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of the Gates Foundation Trust (the “Gates Foundation”), a private foundation established to manage the investment assets for the Bill & Melinda Gates Foundation, and receive significant gifts, such as those from Warren Buffett, and to financially support the Gates Foundation’s charitable activities.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the Gates Foundation’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect the Gates Foundation’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in the Gates Foundation’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the Gates Foundation’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet the Annual 15% Target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by the Gates Foundation. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet the Annual 15% Target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly or more frequent basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1.3% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for a particular Underlying Security. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 15% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1.3% per month. The Fund has also established a target annual cash distribution level of approximately 15% of its net asset value (the “Annual 15% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.3%, which, when annualized, correspond to the Annual 15% Target. The Annual 15% Target is not a guarantee, nor does it represent a 15% yield or a 15% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 15% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 15% Target in any year.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE GATES FOUNDATION.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Gates Foundation. Moreover, the Gates Foundation did not participate in the development of the Fund’s investment strategy. The Gates Foundation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Gates Foundation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Gates Foundation.

The publicly disclosed investments of the Gates Foundation on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of the Gates Foundation, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of the Gates Foundation. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Gulf Sovereign Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Saudi PIF Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of the Public Investment Fund (“PIF”), the sovereign wealth fund of Saudi Arabia serving as the primary financial engine behind Saudi Arabia’s strategic initiative to diversify its economy away from oil dependency. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index, but it will not strictly replicate the Index, as the Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, VistaShares: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index, but which have been publicly disclosed as holdings by PIF. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within PIF’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect PIF’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in PIF’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the PIF’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by PIF. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE PUBLIC INVESTMENT FUND.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Public Investment Fund. Moreover, the Public Investment Fund did not participate in the development of the Fund’s investment strategy. The Public Investment Fund does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Public Investment Fund does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Public Investment Fund.

The publicly disclosed investments of the Public Investment Fund on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of the Public Investment Fund, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of the Public Investment Fund. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 Gulf Sovereign Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate cash distributions based on a targeted annual cash distribution level of 15% (the “Annual 15% Target”), and secondarily, long-term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Saudi PIF Select Index (the “Index Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve the Annual 15% Target.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares Saudi PIF Select Index (the “Index”) and its Options Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by the PIF (defined below). In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of the Public Investment Fund (“PIF”), the sovereign wealth fund of Saudi Arabia serving as the primary financial engine behind Saudi Arabia’s strategic initiative to diversify its economy away from oil dependency.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within PIF’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect PIF’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in PIF’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the PIF’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet the Annual 15% Target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by PIF. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet the Annual 15% Target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly or more frequent basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1.3% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for a particular Underlying Security. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 15% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1.3% per month. The Fund has also established a target annual cash distribution level of approximately 15% of its net asset value (the “Annual 15% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.3%, which, when annualized, correspond to the Annual 15% Target. The Annual 15% Target is not a guarantee, nor does it represent a 15% yield or a 15% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 15% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 15% Target in any year.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE PUBLIC INVESTMENT FUND.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Public Investment Fund. Moreover, the Public Investment Fund did not participate in the development of the Fund’s investment strategy. The Public Investment Fund does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Public Investment Fund does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Public Investment Fund.

The publicly disclosed investments of the Public Investment Fund on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of the Public Investment Fund, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of the Public Investment Fund. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Nordic Wealth Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Norway Sovereign Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Norges Bank Investment Management (“NBIM”), the investment manager of Norway’s Government Pension Fund Global, its sovereign wealth fund established to invest surplus revenues from the country’s oil and gas sector. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index, but it will not strictly replicate the Index, as the Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, VistaShares: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index, but which have been publicly disclosed as holdings by NBIM. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within NBIM’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect NBIM’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in NBIM’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the NBIM’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by NBIM. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH NORGES BANK INVESTMENT MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Norges Bank Investment Management. Moreover, Norges Bank Investment Management did not participate in the development of the Fund’s investment strategy. Norges Bank Investment Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Norges Bank Investment Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Norges Bank Investment Management.

The publicly disclosed investments of Norges Bank Investment Management on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of Norges Bank Investment Management, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of Norges Bank Investment Management. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 Nordic Wealth Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate cash distributions based on a targeted annual cash distribution level of 15% (the “Annual 15% Target”), and secondarily, long-term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares Norway Sovereign Select Index (the “Index Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve the Annual 15% Target.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares Norway Sovereign Select Index (the “Index”) and its Options Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares Advisors, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by NBIM (defined below). In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Norges Bank Investment Management (“NBIM”), the investment manager of Norway’s Government Pension Fund Global, its sovereign wealth fund established to invest surplus revenues from the country’s oil and gas sector.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within NBIM’s portfolio, as publicly disclosed in its most recent 13F filing, which generally will reflect NBIM’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in NBIM’s portfolio, as publicly disclosed in its most recent 13F filing. If the number of eligible holdings in the NBIM’s portfolio exceeds 20, the Index will select the 20 highest ranked ones among them in descending order of their weight, and the weight of excluded holdings is proportionally redistributed among the 20 selected constituents. If fewer than 20 holdings are eligible, all eligible holdings are selected for inclusion in the Index. Descriptions herein to the Index’s top 20 U.S.-listed equity securities, “to the extent available,” refer to instances when fewer than 20 such holdings are eligible.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet the Annual 15% Target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by NBIM. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet the Annual 15% Target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly or more frequent basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1.3% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for a particular Underlying Security. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 15% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1.3% per month. The Fund has also established a target annual cash distribution level of approximately 15% of its net asset value (the “Annual 15% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.3%, which, when annualized, correspond to the Annual 15% Target. The Annual 15% Target is not a guarantee, nor does it represent a 15% yield or a 15% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 15% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 15% Target in any year.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH NORGES BANK INVESTMENT MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Norges Bank Investment Management. Moreover, Norges Bank Investment Management did not participate in the development of the Fund’s investment strategy. Norges Bank Investment Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Norges Bank Investment Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Norges Bank Investment Management.

The publicly disclosed investments of Norges Bank Investment Management on Form 13F or elsewhere represent only a subset of its overall investment portfolio. Investors should not expect the Fund’s returns to mirror those of Norges Bank Investment Management, as it is able to invest in assets and engage in strategies not available to the Fund, or that may be available to the Fund only on a limited basis.

An investment in the Fund is NOT an investment in any security of Norges Bank Investment Management. All rights in trademarks are reserved by their respective owners..

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.